OTHER LONG TERM ASSETS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Other Long Term Assets [Roll Forward]
Balance at December 31, 2017	$ 10,681
Increase (decrease) in other non-current assets	(523)
Balance at June 30, 2018	11,994
Straight line rent adjustments	1,836
Deferred tax assets, beginning balance	294
Increase (decrease) in deferred income taxes	(23)
Deferred tax assets, ending balance	271
Ship Finance International Ltd
Other Long Term Assets [Roll Forward]
Deferred rent credit, non-current, beginning balance	8,887
Straight line rent adjustments	1,836
Deferred rent credit, non-current, ending balance	10,723
Other Long Term Assets
Other Long Term Assets [Roll Forward]
Balance at December 31, 2017	1,500
Increase (decrease) in other non-current assets	(500)
Balance at June 30, 2018	$ 1,000